5. Time Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Time Deposits Details
2014	$ 127,036
2015	48,913
2016	22,318
2017	10,155
2018 and thereafter	8,781
Total	$ 217,203